FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2006

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
	[  ]  is a restatement
	[  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Steven Charles Capital, Ltd.
Address:	First Federal Plaza
		28 East Main Street, Suite 1500
		Rochester, NY  14614-1917

13F File Number:  028-06415

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Martha Jo Pulver
Title:	Vice President/Chief Compliance Officer
Phone:	585-325-1870

Signature, Place and Date of Signing:

Martha Jo Pulver
Rochester, New York
February 1, 2007

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  41

Form 13F Information Table Value Total:  $81596

List of Other Included Managers:  NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      590    12103 SH       SOLE                    12103
Amazon.com Inc.                COM              023135106     2138    54190 SH       SOLE                    54190
American Express Co.           COM              025816109     1920    31643 SH       SOLE                    31643
Amgen, Inc.                    COM              031162100      544     7970 SH       SOLE                     7970
Anheuser-Busch Companies, Inc. COM              035229103     1146    23288 SH       SOLE                    23288
Berkshire Hathaway Cl. B       COM              084670207     4297     1172 SH       SOLE                     1172
Capital One Financial, Inc.    COM              14040H105     1208    15720 SH       SOLE                    15720
Caterpillar, Inc.              COM              149123101     1204    19624 SH       SOLE                    19624
Cisco Systems, Inc.            COM              17275R102     2847   104161 SH       SOLE                   104161
Citigroup, Inc.                COM              172967101     2847    51121 SH       SOLE                    51121
Coca-Cola Co.                  COM              191216100     3961    82093 SH       SOLE                    82093
ConocoPhillips                 COM              20825C104     1686    23439 SH       SOLE                    23439
Costco Cos.                    COM              22160K105     1879    35543 SH       SOLE                    35543
Dell, Inc.                     COM              24702R101     2965   118190 SH       SOLE                   118190
Exxon Mobil Corp.              COM              30231G102      370     4834 SH       SOLE                     4834
Gannett Co., Inc.              COM              364730101      361     5975 SH       SOLE                     5975
General Electric Co.           COM              369604103     2961    79580 SH       SOLE                    79580
HSBC Holdings PLC Spons. ADR   COM              404280406     2183    23818 SH       SOLE                    23818
Home Depot, Inc.               COM              437076102     3518    87604 SH       SOLE                    87604
Intel Corp.                    COM              458140100     1223    60394 SH       SOLE                    60394
JPMorgan Chase & Co., Inc.     COM              46625H100     2868    59379 SH       SOLE                    59379
Johnson & Johnson, Inc.        COM              478160104     2653    40192 SH       SOLE                    40192
Medco Health Solutions, Inc.   COM              58405U102     1457    27260 SH       SOLE                    27260
Medtronic, Inc.                COM              585055106     2153    40236 SH       SOLE                    40236
Microsoft Corp.                COM              594918104     3385   113364 SH       SOLE                   113364
Oil Service Holders Tr. Dep. R COM              678002106     1735    12425 SH       SOLE                    12425
Paychex, Inc.                  COM              704326107      436    11034 SH       SOLE                    11034
Pfizer, Inc.                   COM              717081103     2664   102875 SH       SOLE                   102875
Procter & Gamble Co.           COM              742718109     3512    54651 SH       SOLE                    54651
Pulte Homes Corp.              COM              745867101     1484    44801 SH       SOLE                    44801
State Street Corp.             COM              857477103      248     3680 SH       SOLE                     3680
Stryker Corp.                  COM              863667101     1174    21296 SH       SOLE                    21296
Sysco Corp.                    COM              871829107     2092    56899 SH       SOLE                    56899
Time Warner, Inc.              COM              887317105     3699   169839 SH       SOLE                   169839
Tyco International Ltd.        COM              902124106     2502    82287 SH       SOLE                    82287
UnitedHealthcare Group, Inc.   COM              91324P102     2717    50565 SH       SOLE                    50565
Wal-Mart Stores                COM              931142103     2304    49891 SH       SOLE                    49891
Wells Fargo & Co.              COM              949746101     1860    52294 SH       SOLE                    52294
eBay, Inc.                     COM              278642103     1885    62700 SH       SOLE                    62700
iShares Dow Jones Select Divid COM              464287168      736    10400 SH       SOLE                    10400
iShares MSCI Taiwan Index Fund COM              464286731      183    12600 SH       SOLE                    12600